Debt obligations	12 Months Ended
Dec. 31, 2025
Debt obligations
NOTE 9—Debt obligations:

a.	Short-term debt:

	Weighted average interest rate as of December 31, 2025		December 31,
		Maturity	2025	2024
			(U.S. $ in millions)
Convertible debentures	0.25%	2026	$23	$23
Current maturities of long-term liabilities			1,798	1,758

Total short-term debt			$1,820	$1,781
Convertible senior
debentures
The principal

amount of Teva’s
0.25
% convertible senior debentures due 2026 was $
23

million as of December 31, 2025 and December 31, 2024. These convertible senior debentures include a “net share settlement” feature according to which the principal amount will be paid in cash and in case of conversion, only the residual conversion value above the principal amount will be paid in Teva shares. In February 2026, Teva repaid $23 million of the 0.25% convertible senior debentures at maturity.

b.	Long-term debt:

	Interest rate as of December 31, 2025	Maturity	December 31, 2025	December 31, 2024
			(U.S. $ in millions)
Senior notes EUR 1,000 million (4)	6.00%	2025	—	429
Senior notes USD 1,000 million (5)	7.13%	2025	—	427
Senior notes EUR 900 million (6)	4.50%	2025	—	515
Senior notes CHF 350 million (12)	1.00%	2025	—	387
Senior notes USD 3,500 million (10)	3.15%	2026	1,798	3,374
Senior notes EUR 700 million	1.88%	2027	823	730
Sustainability-linked senior notes USD 1,000 million (1)(*)(10)	4.75%	2027	649	1,000
Sustainability-linked senior notes EUR 1,100 million (1)(*)	3.75%	2027	1,292	1,144
Senior notes USD 1,250 million	6.75%	2028	1,250	1,250
Senior notes EUR 750 million	1.63%	2028	880	778
Sustainability-linked senior notes USD 1,000 million (2)(*)	5.13%	2029	1,000	1,000
Sustainability-linked senior notes USD 600 million (3)(*)(10)	7.88%	2029	398	600
Sustainability-linked senior notes EUR 800 million (3)(*)(10)	7.38%	2029	779	835
Sustainability-linked senior notes EUR 1,500 million (2)(*)	4.38%	2030	1,762	1,562
Senior notes USD 700 million (7)	5.75%	2030	696	—
Sustainability-linked senior notes USD 500 million (3)(*)	8.13%	2031	500	500
Sustainability-linked senior notes EUR 500 million (3)(*)	7.88%	2031	587	521
Senior notes EUR 1,000 million (8)	4.13%	2031	1,168	—
Senior notes USD 500 million (9)	6.00%	2032	496	—
Senior notes USD 789 million	6.15%	2036	784	783
Senior notes USD 2,000 million	4.10%	2046	1,988	1,986

Total senior notes			16,850	17,821
Less current maturities			(1,798)	(1,758)
Less debt issuance costs (11)			(66)	(61)

Total senior notes and loans			$14,986	$16,002

(1)
If Teva fails to achieve certain sustainability performance targets, a one-time
premium payment of
0.15%-0.45%
out of the principal amount will be paid at maturity or upon earlier redemption, if such redemption is on or after May 9, 2026.

(2)	If Teva fails to achieve certain sustainability performance targets, the interest rate shall increase by 0.125%-0.375% per annum, from and including May 9, 2026.

(3)	If Teva fails to achieve certain sustainability performance targets, the interest rate shall increase by 0.100%-0.300% per annum, from and including September 15, 2026.

(4)	In January 2025, Teva repaid $426 million of the 6.00% senior notes due 2025 at maturity.

(5)	In January 2025, Teva repaid $427 million of the 7.13% senior notes due 2025 at maturity.

(6)	In March 2025, Teva repaid $515 million of the 4.50% senior notes due 2025 at maturity.

(7)	In May 2025, Teva issued senior notes in an aggregate principal amount of $700 million bearing 5.75% annual interest and due December 2030.

(8)	In May 2025, Teva issued senior notes in an aggregate principal amount of €1,000 million bearing 4.125% annual interest and due June 2031.

(9)	In May 2025, Teva issued senior notes in an aggregate principal amount of $500 million bearing 6.00% annual interest and due December 2032.
(10)
In June 2025, Teva consummated a cash tender offer and extinguished $1,579 million aggregate principal amount of its 3.15% senior notes due 2026; $351 million aggregate principal amount of its 4.75% senior notes due 2027; $202 million aggregate principal amount of its 7.88% senior notes due in 2029; and $157 million aggregate principal amount of its 7.38% senior notes due in 2029. The extinguishment resulted in a loss of $10 million which was recorded under financial expenses, net.

(11)
Debt issuance costs as of December 31, 2025 include $20 million in connection with the issuance of the senior notes in May 2025, partially offset by $6 million acceleration of issuance costs related to the cash tender offer.

(12)	In July 2025, Teva repaid $444 million of the 1% senior notes due 2025 at maturity.

*	Interest rate adjustments and a potential one-time premium payment related to the sustainability-linked bonds are treated as bifurcated embedded derivatives. See note 10c.

Long-term debt was issued by several indirect wholly-owned subsidiaries of the Company and is fully and unconditionally guaranteed by the Company as to payment of all principal, interest, discount and additional amounts, if any. The long-term debt outlined in the above table is generally redeemable at any time at varying redemption prices
plus accrued and unpaid interest.
Teva’s debt as of December 31, 2025 was
57
% denominated in U.S. dollars, with the remainder denominated in euro.
Teva’s principal sources of short-term liquidity are its cash on hand, existing cash investments, liquid securities and available credit facilities, primarily its $1.8 billion unsecured syndicated sustainability-linked revolving credit facility entered into in April 2022, as most recently amended in December 2025 (“RCF”).
The RCF had an initial maturity date of
April 2026
with two
one-year
extension options. In April 2024, an extension option was exercised and the RCF maturity date was extended to April 2027.
On December 10, 2025, the terms of the RCF were amended to extend the maturity from April 2027 to April 2028, using the second extension option and to update the Company’s maximum permitted leverage ratio under the RCF for certain periods. Under the terms of the RCF, as amended, the Company’s leverage ratio shall not exceed
4.25
x
in the fourth quarter of 2025 and thereafter. The RCF contains certain covenants, including certain limitations on incurring liens and indebtedness and maintenance of certain financial ratios, including a maximum leverage ratio, which becomes more restrictive over time. The RCF permits the Company to increase the maximum leverage ratio if it consummates or commences certain material transactions.
Under the RCF, as amended, the applicable margin used to calculate the interest rate under the RCF is linked to one sustainability performance target, the number of new regulatory submissions in low and middle-income countries. Proceeds from borrowings under the RCF can be used for general corporate purposes, including repaying existing debt. As of December 31, 2025, and as of the date of this Annual Report on Form
10-K,
no amounts were outstanding under the RCF. Based on current and forecasted results, the Company expects that it will not exceed the financial covenant thresholds set forth in the RCF within one year from the date the financial statements are issued.
Under specified circumstances, including
non-compliance
with any of the covenants described above and the unavailability of any waiver, amendment or other modification thereto, the Company will not be able to borrow under the RCF. Additionally, violations of the covenants, under the circumstances referred to above, would result in an event of default in all borrowings under the RCF and, when greater than a specified threshold amount as set forth in each series of senior notes and sustainability-linked senior notes is outstanding, could lead to an event of default under the Company’s senior notes and sustainability-linked senior notes due to cross-acceleration provisions.
Teva expects that it will continue to have sufficient cash resources to support its debt service payments and all other financial obligations within one year from the date that the financial statements are issued.